Retirement benefits - Summary of Retirement Benefits by Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 3,251	$ 1,602
Non-current assets	10,003	9,151
Non-current liabilities:	(6,752)	(7,549)
Pensions
Disclosure of net defined benefit liability (asset) [line items]
Non-current liabilities:	(3,874)	(4,448)
OPEB
Disclosure of net defined benefit liability (asset) [line items]
Non-current liabilities:	(2,878)	(3,101)
Obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(66,054)	(78,024)	$ (73,481)
Obligations | OPEB
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(2,878)	(3,101)	(2,879)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	69,707	79,961	$ 76,756
Asset ceilings
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ (402)	$ (335)